Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Schedule of income statement by segment

Income statement by segment for the year ended December 31, 2019

€ in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Corporate Overhead	Total
Product sales	129,511	—	—	—	—	129,511
Other Revenues	163	—	(10,516)	7,038	—	(3,315)
Revenues	129,674	—	(10,516)	7,038	—	126,196
Cost of goods and services	(47,789)	—	(1)	(4,991)	—	(52,781)
Research and development expenses	(3,928)	—	(32,864)	(1,229)	—	(38,022)
Marketing and distribution expenses	(22,930)	—	(895)	(261)	—	(24,145)
General and administrative expenses	(10,161)	—	(7,124)	(795)	(318)	(18,398)
Other income and expenses, net	7	—	7,709	484	(1,861)	6,338
Operating profit/(loss)	44,873	—	(43,691)	(245)	(2,238)	(811)

Income statement by segment for the year ended December 31, 2020

€ in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Corporate Overhead	Total
Product sales	65,938	—	—	—	—	65,938
Other Revenues	1	—	31,604	12,779	—	44,383
Revenues	65,939	—	31,604	12,779	—	110,321
Cost of goods and services	(41,830)	—	(3,305)	(9,167)	—	(54,302)
Research and development expenses	(2,711)	(18,962)	(62,140)	(640)	—	(84,454)
Marketing and distribution expenses	(17,554)	—	(638)	(72)	—	(18,264)
General and administrative expenses	(13,412)	(2,374)	(7,781)	(2,274)	(1,697)	(27,539)
Other income and expenses, net	1,101	1,578	14,073	117	2,248	19,117
Operating profit/(loss)	(8,466)	(19,759)	(28,189)	743	551	(55,120)

Income statement by segment for the year ended December 31, 2021

€ in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Corporate Overhead	Total
Product sales	62,984	—	—	—	—	62,984
Other Revenues	18	253,314	3,257	28,512	—	285,101
Revenues	63,002	253,314	3,257	28,512	—	348,086
Cost of goods and services	(40,017)	(122,843)	—	(25,061)	—	(187,920)
Research and development expenses	(2,094)	(113,907)	(53,181)	(4,101)	—	(173,283)
Marketing and distribution expenses	(18,455)	(1,182)	(3,811)	(194)	—	(23,642)
General and administrative expenses	(6,102)	(23,003)	(8,323)	(5,495)	(4,684)	(47,606)
Other income and expenses, net	2,196	11,546	7,033	2,458	(257)	22,976
Operating profit/(loss)	(1,469)	3,927	(55,025)	(3,881)	(4,941)	(61,390)

Product sales per geographical segment

Product sales per geographical segment

€ in thousand	Year ended December 31,
	2021	2020	2019
United States	40,339	36,414	63,700
Canada	4,226	8,965	24,396
Austria	9,341	3,333	2,668
United Kingdom	2,707	1,847	8,594
Nordics	2,436	2,866	11,027
Germany	726	7,060	10,345
Other Europe	3,075	2,068	4,961
Rest of World	134	3,384	3,819
Product sales	62,984	65,938	129,511

Non-current operating assets per geographical segment

Non-current operating assets per geographical segment

€ in thousand	As at December 31,
	2021	2020
United States	66	93
Canada	239	98
Austria	61,237	58,896
Nordics	53,020	27,540
United Kingdom	87,387	21,977
Other Europe	4,582	4,958
Non-current assets	206,531	113,562